Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 01, 2015	Dec. 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,575	$ 11,624	$ 10,882	$ 13,147	$ 13,411	$ 12,269	$ 10,938	$ 11,188	$ 10,580	$ 10,120		$ 10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 10,953	11,048	10,380	12,549	12,830	11,765	10,521	10,807	10,225	9,815	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,333	$ 11,192	$ 10,605	$ 12,193	$ 12,384	$ 11,520	$ 10,595	$ 10,594	$ 10,231	$ 9,966	$ 10,000